Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Key Accounting Estimates and Judgements
Management regards those listed below as the key accounting estimates and judgements used in the preparation of the consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.

Principal accounting policies	Key accounting estimates and judgements	Note	Estimation risk

US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	2.1	High
Income taxes and deferred income taxes	Judgement and estimate regarding deferred income tax assets and provision for uncertain tax positions	2.6	Medium
Intangible assets	Estimate regarding impairment of assets	3.1	Low
Inventories	Estimate of indirect production costs capitalised and inventory write-down	3.4	Low
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	3.7	High

Expected Impact of Initial Application of New Standards or Interpretations
Reconciliation of lease liabilities pursuant to IFRS 16 on transition:

DKK million	1 January 2019

Operating lease commitment as disclosed in the Group's 2018 consolidated financial statements	4,896

Short-term leases	(142)
Leases of low value assets	(43)
Service commitments excluded	(220)
Other	(31)

Lease liability on transition (undiscounted)	4,460

Discounted using the Group's incremental borrowing rate at 1 January 2019	2.95%

Lease liability recognised on transition	3,988

DKK million	1 January 2019

Property, plant and equipment	3,778
Prepayments	(5)
Borrowings (non-current)	3,330
Borrowings (current)	658
Other liabilities	(215)

Net assets	—